Earnings Per Share - Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net earnings per share	26,229,904		23,884,957
Warrant [Member]
Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net earnings per share	17,900,000		17,900,000
RSUs Issued and Outstanding to Contractors [Member]
Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net earnings per share	846,844
RSUs Issued and Outstanding to Employees [Member]
Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net earnings per share	7,483,060